Equity accounted investments - Mimosa - Summary of Financial Statements of Mimosa (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EQUITY-ACCOUNTED INVESTMENTS
Total revenue from contracts with customers	R 172,313	R 126,173	R 72,124
Amortisation and depreciation	(8,293)	(7,593)	(7,214)
Interest income	1,202	1,065	560
Finance expense	(2,496)	(3,152)	(3,303)
Total mining and income tax	(13,761)	(4,858)	1,733
Income tax	(11,816)	(4,442)	(1,364)
Net Royalty Expense	2,714	1,765	431
Profit for the year	33,796	30,622	433
Other comprehensive income	4,635	(2,006)	(466)
Total comprehensive income	38,431	28,616	(33)
Non-current assets	88,163	81,860	74,909
Property, plant and equipment	62,494	60,600	57,480
Right-of-use assets	222	296	361	R 0
Current assets	64,831	52,243	26,163
Cash and cash equivalents	30,292	20,240	5,619	2,549
Non-current liabilities	(51,108)	(45,900)	(55,607)
Current liabilities	(20,541)	(17,487)	(14,327)
Equity-accounted investments	7,594	5,621	4,039
Mimosa
EQUITY-ACCOUNTED INVESTMENTS
Net assets (liabilities)	5,462	3,977	2,735
Reconciling items	R (49)	(48)	(47)
Proportion of ownership interest in associate	50.00%
Equity-accounted investments	R 5,413	3,929	2,688	R 2,492
Separate | Mimosa
EQUITY-ACCOUNTED INVESTMENTS
Total revenue from contracts with customers	8,786	7,789	4,685
Amortisation and depreciation	(549)	(563)	(437)
Interest income	24	8	5
Finance expense	(10)	(28)	(44)
Total mining and income tax	(1,503)	(1,254)	(436)
Income tax	(1,183)	(984)	(282)
Net Royalty Expense	320	270	154
Profit for the year	3,405	2,599	754
Other comprehensive income	896	89	(141)
Total comprehensive income	4,301	2,688	613
Non-current assets	6,095	5,178	4,724
Property, plant and equipment	6,095	5,178	4,705
Right-of-use assets	0	0	19
Current assets	6,728	4,635	2,535
Cash and cash equivalents	1,131	469	28
Other current assets	5,597	4,166	2,507
Non-current liabilities	(1,443)	(1,304)	(1,236)
Non-current financial liabilities	0	(12)	(129)
Other non-current liabilities	(1,443)	(1,292)	(1,107)
Current liabilities	(456)	(556)	(554)
Current financial liabilities	(334)	(476)	(447)
Other current liabilities	(122)	(80)	(107)
Net assets (liabilities)	10,924	7,953	5,469
Current financial liabilities excluding trade and other payables	R 9	R 53	R 32